Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Future Minimum Payments For All Operating Lease Obligations

For years subsequent to December 31, 2012, future minimum payments for all operating lease obligations that have initial non-cancelable lease terms exceeding one year, net of rental income from subleases of $0.4 million in 2013, $0.2 million in 2014, $0.2 million in 2015, $0.1 million in 2016 and $0.1 million thereafter are as follows:

Operating Leases
2013	$48,903
2014	$44,733
2015	$37,553
2016	$34,136
2017	$33,258
Thereafter	$104,710

$303,293